Summary of Profit and Equity Changes of Foreign Exchange Rates (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments Risk
Profit and equity of foreign exchange loss	$ (292,006)	$ (18,545)
Profit and equity of foreign exchange gain	$ 321,207	$ 20,400